Research and Development Expenses (Unaudited)	6 Months Ended
Mar. 31, 2013
Unaudited
Notes
Research and Development Expenses

Note 7:  Research and Development Expenses

The Company incurred research and development expenses of $4,819 and $27,537 for the three and six months period ended March 31, 2013, respectively.  These expenses consisted of engineering and software development costs in updating the MB Bioenergy Light Therapy System to a touch screen display model.